VIRTUS NFJ Dividend Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—98.9%
Communication Services—5.7%
Comcast Corp. Class A	361,290	$ 13,697
Electronic Arts, Inc.	58,796	7,082
Verizon Communications, Inc.	440,022	17,112
		37,891

Consumer Discretionary—8.8%
Best Buy Co., Inc.	78,611	6,153
Home Depot, Inc. (The)	68,399	20,186
KB Home	194,438	7,812
Ross Stores, Inc.	89,452	9,493
Starbucks Corp.	58,909	6,134
VF Corp.	171,573	3,931
Wendy’s Co. (The)	238,732	5,200
		58,909

Consumer Staples—1.5%
Tyson Foods, Inc. Class A	166,957	9,904
Energy—4.0%
EOG Resources, Inc.	58,071	6,657
ONEOK, Inc.	109,325	6,947
Phillips 66	62,303	6,316
Pioneer Natural Resources Co.	32,611	6,660
		26,580

Financials—20.6%
Bank of America Corp.	875,981	25,053
BlackRock, Inc. Class A	12,817	8,576
Blackstone Mortgage Trust, Inc. Class A	275,407	4,916
Blackstone, Inc.	59,743	5,248
Citigroup, Inc.	197,910	9,280
Fidelity National Financial, Inc.	192,101	6,710
Global Payments, Inc.	56,179	5,912
Intercontinental Exchange, Inc.	73,568	7,672
JPMorgan Chase & Co.	48,377	6,304
Mastercard, Inc. Class A	26,613	9,672
Morgan Stanley	154,042	13,525
MSCI, Inc. Class A	11,582	6,482
PNC Financial Services Group, Inc. (The)	92,041	11,698
S&P Global, Inc.	19,507	6,726
	Shares	Value

Financials—continued
Truist Financial Corp.	291,352	$ 9,935
		137,709

Health Care—11.0%
Abbott Laboratories	117,237	11,871
Baxter International, Inc.	164,523	6,673
Medtronic plc	79,605	6,418
Teleflex, Inc.	63,368	16,052
Thermo Fisher Scientific, Inc.	15,124	8,717
Zoetis, Inc. Class A	140,791	23,433
		73,164

Industrials—13.6%
Cummins, Inc.	24,930	5,955
FedEx Corp.	68,977	15,760
Honeywell International, Inc.	28,961	5,535
Lennox International, Inc.	33,384	8,389
Lockheed Martin Corp.	10,870	5,138
Stanley Black & Decker, Inc.	295,405	23,804
TransUnion	206,801	12,851
Union Pacific Corp.	65,253	13,133
		90,565

Information Technology—13.9%
Accenture plc Class A	23,522	6,723
Apple, Inc.	39,804	6,564
Broadcom, Inc.	11,079	7,107
Cisco Systems, Inc.	260,183	13,601
Intuit, Inc.	45,508	20,289
Lam Research Corp.	15,133	8,022
Microsoft Corp.	58,338	16,819
QUALCOMM, Inc.	53,106	6,775
Texas Instruments, Inc.	36,353	6,762
		92,662

Materials—8.6%
Ball Corp.	187,264	10,320
Celanese Corp. Class A	201,029	21,890
Kinross Gold Corp.	2,191,680	10,323
LyondellBasell Industries N.V. Class A	77,130	7,242
Pan American Silver Corp.	434,028	7,899
		57,674

	Shares	Value

Real Estate—10.3%
Alexandria Real Estate Equities, Inc.	164,082	$ 20,607
American Tower Corp.	32,383	6,617
Crown Castle, Inc.	106,216	14,216
Digital Realty Trust, Inc.	67,245	6,611
Invitation Homes, Inc.	220,594	6,889
Medical Properties Trust, Inc.	853,388	7,015
Sun Communities, Inc.	49,471	6,970
		68,925

Utilities—0.9%
American Water Works Co., Inc.	42,110	6,169
Total Common Stocks (Identified Cost $638,494)		660,152

Total Long-Term Investments—98.9% (Identified Cost $638,494)		660,152

Short-Term Investment—0.1%
Money Market Mutual Fund—0.1%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.717%)(1)	581,570	582
Total Short-Term Investment (Identified Cost $582)		582

TOTAL INVESTMENTS—99.0% (Identified Cost $639,076)		$660,734
Other assets and liabilities, net—1.0%		6,911
NET ASSETS—100.0%		$667,645

Abbreviations:
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
See Notes to Schedule of Investments

VIRTUS NFJ Dividend Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$660,152	$660,152
Money Market Mutual Fund	582	582
Total Investments	$660,734	$660,734
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2023.
There were no transfers into or out of Level 3 related to securities held at March 31, 2023.
See Notes to Schedule of Investments

VIRTUS NFJ Dividend Value Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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